GENERAL OVERVIEW	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GENERAL OVERVIEW
GENERAL OVERVIEW

NOTE 1 – GENERAL OVERVIEW

Payoneer Inc. (together with its subsidiaries, “Payoneer” or the “Company”), incorporated in Delaware, empowers global commerce by connecting businesses, professionals, countries and currencies with its innovative cross-border payments platform. Payoneer enables businesses and professionals around the globe to reach new audiences while reducing the complexity involved in enabling overseas and cross-border trade, by facilitating seamless, cross-border payments. Payoneer offers its customers the flexibility to pay and get paid globally as easily as they do locally. The Company offers a suite of services that includes cross-border payments, physical and virtual Mastercard cards, working capital, risk management and other services. The fully-hosted service includes various payment options with minimal integration required, full back-office functions and customer support offered.

Payoneer is registered as a Money Service Business with the U.S. Treasury’s Financial Crimes Enforcement Network (FinCEN) and licensed as a Money Transmitter under the laws of all U.S. states where such license is necessary as well as in the District of Columbia and Puerto Rico. During 2012, the Company, through Payoneer (EU) Ltd., was granted an e-money license by the Gibraltar Financing Services Commission which enables Payoneer (EU) Ltd. to issue prepaid cards and Payoneer accounts. Payoneer (EU) Ltd. issued prepaid cards and accounts balances and provided collection and global bank transfers services and is in the process of winding down its business. During 2015, the Company, through Payoneer Hong Kong Ltd., was granted a Money Service Operator License in Hong Kong which enables the Company to offer payment solutions from Hong Kong. During 2016, the Company, through Payoneer Japan K.K, was registered as a Funds Transfer Service Provider in Japan. During 2018, the Company, through Payoneer Australia PTY Ltd, was registered as a Financial Services Provider in Australia. During 2019, the Company, through Payoneer Europe Limited, was granted authorization to operate as an Electronic Money Institution from the Central Bank of Ireland and was authorized pursuant to EU passporting rules to provide payment services under its license in all countries in the European Economic Area. Payoneer Europe Ltd. also holds a license with Mastercard to issue cards and as of the end December 31, 2020 was the issuer for the substantial majority of cards issued to Payoneer customers. In January 2021, Payoneer entered into an agreement with one existing card issuing partner in the United States that will enable Payoneer to provide its customers with access to commercial Mastercard credit cards to make online purchases of commercial goods and services. This new commercial credit card provides advantages such as higher acceptance rates.

The Company supports customers that come from more than 190 countries and territories and operates in a rapidly evolving regulatory environment characterized by a heightened regulatory focus on all aspects of the payments industry. Government regulation impacts key aspects of the Company’s business. The Company is subject to regulations that affect the payments industry in the markets in which the Company operates.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID‑19”) as a pandemic, which continues to spread throughout the locations where the Company operates and generates its revenue. The COVID‑19 pandemic has resulted in government authorities throughout the world implementing significant measures the limit the spread of COVID‑19, including shelter-in-place and lockdown orders, travel restrictions, quarantines and business limitations. While the length of disruptions varies by country, and there is uncertainty around the duration and the effect on the Company in the long-term.

The COVID‑19 pandemic has resulted in evolving market and economic conditions on a global scale that have impacted and are expected to continue to impact the Company as described here. The current macroeconomic environment as a result of the COVID‑19 outbreak has adversely impacted general consumer and merchant spending and this adverse impact has been more pronounced in the travel and in-person entertainment events industries. Furthermore, the Federal Reserve cut interest rates to zero in mid-March 2020, adversely impacting interest income revenues. The global travel slowdown and interest rate cuts, coupled with general uncertainty and wavering business and consumer confidence, began to impact financial results more significantly in March 2020 with a recovery in financial performance in May 2020 with stronger results in business-to-business spending. The spread of COVID‑19 has also accelerated the shift from in-store shopping and payment methods (e.g., credit cards, debit cards, cash) towards e-commerce and digital payments. The Company has experienced benefits from the behavioral shifts towards e-commerce and digital payments, including an increase in payments volume in sectors not directly impacted by COVID‑19. The Company notes that this benefit may reduce to the extent that consumer preferences revert to pre-COVID‑19 behaviors as mitigation measures to limit the spread of COVID‑19 are lifted or relaxed, which could result in adverse impacts for the Company’s business, financial condition, and results of operations. Additionally, in response to COVID‑19, the Company also took measures to monitor the financial position of the Company such as a temporary company-wide hiring freeze that was subsequently lifted in June 2020, renegotiated contracts and pricing with certain vendors, temporarily reduced sales and marketing activities and prioritized profitability enhancement projects, specifically working capital.

On February 3, 2021, the Company entered into an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and among the Company, FTAC Olympus Acquisition Corporation, a publicly listed special purpose acquisition company (“FTOC”), New Starship Parent Inc., a Delaware corporation (“New Starship”), Starship Merger Sub I Inc., a Delaware corporation and a direct, wholly owned subsidiary of New Starship (“First Merger Sub”), Starship Merger Sub II Inc., a Delaware corporation and a direct, wholly owned subsidiary of New Starship (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs”, and together with the Company, FTOC, New Starship and the Merger Subs, the “Parties”). Defined terms used but not otherwise defined herein shall have the meanings ascribed thereto in the Reorganization Agreement.

Pursuant to the Reorganization Agreement, the Parties have agreed that, on the terms and subject to the conditions set forth therein, at the Closing, (i) First Merger Sub will merge with and into FTOC (the “FTOC Merger”), with FTOC surviving as a direct wholly owned subsidiary of New Starship and (ii) immediately thereafter, Second Merger Sub will merge with and into the Company (the “Payoneer Merger” and, together with the FTOC Merger, the “Mergers”) with the Company surviving as a direct wholly owned subsidiary of New Starship (the transactions contemplated by the Reorganization Agreement, the “Reorganization”).

On February 16, 2021, the Parties entered into Amendment No. 1 to the Reorganization Agreement (the “First Amendment” and, the Original Reorganization Agreement, as amended by the First Amendment, the “Reorganization Agreement”).

On May 10, 2021, the Parties entered into that certain Amendment No. 2 to the Reorganization Agreement (the “Second Amendment”). The Second Amendment amended the Reorganization Agreement to provide, among other things, that the incremental amount of cash paid by the Company Optionholders and holders of Company Warrants to the Company in respect of the exercise price of Company Options and Company Warrants exercised during the period beginning February 3, 2021 until immediately prior to the Closing will be added to the definition of Equity Value such that the Equity Value will be increased by such cash amount. In addition, the Second Amendment amended the Reorganization Agreement to provide that, solely for purposes of calculating the Exchange Ratio, a Company Optionholder’s Cashout Vested Company Options and the Per Share Merger Consideration Value, (x) subsections (b), (c) and (d) of the definition of Equity Value and (y) the number of Outstanding Company Equity Securities shall, in each case, be determined as of a date (the “Determining Date”), which shall be determined by the Company and which shall be no less than 10 Business Days prior to the Closing Date.

In addition, the Second Amendment provides that, for U.S. employees of Payoneer Inc. holding Company Common Shares issued pursuant to the exercise of Company Options prior to the date that is 12‑months preceding the Determining Date (each, an “Exercise Holder”), instead of each Company Common Share held by such Exercise Holder being entitled to Per Share Cash Consideration and Per Share Stock Consideration on a pro rata basis, and instead of the Cashout Vested Company Options of such Exercise Holder being entitled to be exchanged for the Cashout Vested Company Option Amount allocable to such Exercise Holder, (i) the aggregate amount of the Per Share Cash Consideration and Cashout Vested Company Option Amount allocable to such Exercise Holder will be deemed exchanged for certain of such Exercise Holder’s Company Common Shares and Vested Company Options in full, (ii) the aggregate amount of the Per Share Stock Consideration (other than the Earn-Out Shares) allocable to such Exercise Holder will be deemed exchanged for certain of such Exercise Holder’s Company Common Shares in full and (iii) the aggregate Converted Options that would otherwise continue to be held by such Exercise Holder as a result of converting the Remaining Vested Company Options will be deemed exchanged for certain of such Exercise Holder’s Vested Company Options in full, in each case pursuant to a methodology described further in the Second Amendment; provided that the percentage to be obtained by dividing the cash portion of the consideration to be paid to such Exercise Holder by the aggregate amount of consideration allocated to such Exercise Holder under the Reorganization Agreement (excluding the Earn-Out Shares) in respect thereof will be equal to the percentage obtained by dividing the Per Share Cash Consideration that would be payable to such holder in respect of one Company Common Share by the Per Share Merger Consideration Value (excluding the Earn-Out Shares) without giving effect to the foregoing allocation provisions (subject to de minimis differences due to rounding and such other adjustments as the Company may, in its discretion, make in order to give effect to the same).

Note that all other material terms of the Reorganization Agreement remain unchanged.

NOTE 1 – GENERAL OVERVIEW

Payoneer Inc. (together with its subsidiaries, “Payoneer” or the “Company”), incorporated in Delaware, empowers global commerce by connecting businesses, professionals, countries and currencies with its innovative cross-border payments platform. Payoneer enables businesses and professionals around the globe to reach new audiences while reducing the complexity involved in enabling overseas and cross-border trade, by facilitating seamless, cross-border payments. Payoneer offers its customers the flexibility to pay and get paid globally as easily as they do locally. The Company offers a suite of services that includes cross-border payments, physical and virtual Mastercard cards, working capital, risk management and other services. The fully-hosted service includes various payment options with minimal integration required, full back-office functions and customer support offered.

Payoneer is registered as a Money Service Business with the U.S. Treasury’s Financial Crimes Enforcement Network (FinCEN) and licensed as a Money Transmitter under the laws of all U.S. states where such license is necessary as well as in the District of Columbia and Puerto Rico. During 2012, the Company, through Payoneer (EU) Ltd., was granted an e-money license by the Gibraltar Financing Services Commission which enables Payoneer (EU) Ltd. to issue prepaid cards and Payoneer accounts. Payoneer (EU) Ltd. issued prepaid cards and accounts balances and provided collection and global bank transfers services and is in the process of winding down its business. During 2015, the Company, through Payoneer Hong Kong Ltd., was granted a Money Service Operator License in Hong Kong which enables the Company to offer payment solutions from Hong Kong. During 2016, the Company, through Payoneer Japan K.K, was registered as a Funds Transfer Service Provider in Japan. During 2018, the Company, through Payoneer Australia PTY Ltd, was registered as a Financial Services Provider in Australia. During 2019, the Company, through Payoneer Europe Limited, was granted authorization to operate as an Electronic Money Institution from the Central Bank of Ireland and was authorized pursuant to EU passporting rules to provide payment services under its license in all countries in the European Economic Area. Payoneer Europe Ltd. also holds a license with Mastercard to issue cards and as of the end December 31, 2020 was the issuer for the substantial majority of cards issued to Payoneer customers. In January 2021, Payoneer entered into an agreement with one existing card issuing partner in the United States that will enable Payoneer to provide its customers with access to commercial Mastercard credit cards to make online purchases of commercial goods and services. This new commercial credit card provides advantages such as higher acceptance rates. There was no impact to the consolidated financial statements as of and for the year ended December 31, 2020 as a result of this agreement.

The Company supports customers that come from more than 190 countries and territories and operates in a rapidly evolving regulatory environment characterized by a heightened regulatory focus on all aspects of the payments industry. Government regulation impacts key aspects of the Company’s business. The Company is subject to regulations that affect the payments industry in the markets in which the Company operates.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID‑19”) as a pandemic, which continues to spread throughout the locations where the Company operates and generates its revenue. The COVID‑19 pandemic has resulted in government authorities throughout the world implementing significant measures the limit the spread of COVID‑19, including shelter-in-place and lockdown orders, travel restrictions, quarantines and business limitations. While the length of disruptions varies by country, and there is uncertainty around the duration and the effect on the Company in the long-term.

NOTE 1 – GENERAL OVERVIEW (cont.)

The COVID‑19 pandemic has resulted in evolving market and economic conditions on a global scale that have impacted and are expected to continue to impact the Company as described here. The current macroeconomic environment as a result of the COVID‑19 outbreak has adversely impacted general consumer and merchant spending and this adverse impact has been more pronounced in the travel and in-person entertainment events industries. Furthermore, the Federal Reserve cut interest rates to zero in mid-March, adversely impacting interest income revenues. The global travel slowdown and interest rate cuts, coupled with general uncertainty and wavering business and consumer confidence, began to impact financial results more significantly in March with a recovery in financial performance in May with stronger results in business-to-business spending. The spread of COVID‑19 has also accelerated the shift from in-store shopping and payment methods (e.g., credit cards, debit cards, cash) towards e-commerce and digital payments. The Company has experienced benefits from the behavioral shifts towards e-commerce and digital payments, including an increase in payments volume in sectors not directly impacted by COVID‑19. The Company notes that this benefit may reduce to the extent that consumer preferences revert to pre-COVID‑19 behaviors as mitigation measures to limit the spread of COVID‑19 are lifted or relaxed, which could result in adverse impacts for the Company’s business, financial condition, and results of operations. Additionally, in response to COVID‑19, the Company also took measures to monitor the financial position of the Company such as a temporary company-wide hiring freeze that was subsequently lifted in June 2020, renegotiated contracts and pricing with certain vendors, temporarily reduced sales and marketing activities and prioritized profitability enhancement projects, specifically working capital.

On March 19, 2020, the Company’s Board of Directors authorized a 2‑for‑1 stock split of the Company’s Common and Preferred Stock that went into effect as of the date of authorization. The stock split was effected such that: (i) each 1 share of then-outstanding stock was increased to two shares of stock; (ii) the number of shares of stock into which each then-outstanding warrants or options to purchase common stock is exercisable was proportionately increased; and (iii) the exercise price of each then-outstanding warrant or option to purchase common stock was proportionately decreased. Note that the consolidated financial statements give retroactive effect as though the 2‑for‑1 stock split of the Company’s stock occurred for all periods presented, without any change in the par value per share.